Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosures Of Other Liabilities [Abstract]
Summary of Other Liabilities

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Accrued expenses	2,122,001	2,062,869
Derivative financial liabilities (a)	—	547,597
Provisions (b)	560,000	110,930
Service liability (c)	239,094	—
Output VAT to be recognized	13,491	—
Others	19,060	15,538

	2,953,646	2,736,934

(b)
As of December 31, 2019, due to certain investment related disputes, a provision amounting to RMB460 million was provided for the Group’s agreed share in the loss of such investors. Such provision was settled in 2020.

(c)
Service liability represented unrecognized revenue in relation to the ongoing monitoring services for the portion of funding advanced by institutional partners. Revenue was recognized over the period of loans.

Summary of Derivative Financial Liabilities
(a)

Foreign currency swap			Interest rate swap
Carrying amount	RMB57,787	RMB478,157	Carrying amount	RMB11,653
Notional amount	RMB6,739,476	USD163,270	Notional amount	USD1,290,000
Maturity date	19/05/2021- 01/09/2021	30/08/2021- 01/09/2021	Maturity date	May 18, 2023
Pay side	RMB	USD	Pay type	Fixed
Receive side	USD	RMB	Receive type	1 month